Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES SHORT-TERM GOVERNMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Short-Term Government FundA Portfolio of Federated Hermes Short-Term Government TrustINSTITUTIONAL SHARES (TICKER FSGVX)
SERVICE SHARES (TICKER FSGIX)
CLASS Y SHARES (TICKER FSGTX)SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2022On August 11, 2022, the Board of Trustees (the “Trustees”) of Federated Hermes Short-Term Government Trust (the “Trust”) approved the following changes for the Trust’s sole portfolio Federated Hermes Short-Term Government Fund (the “Fund”) effective as of the start of business on November 1, 2022.1. The Fund’s existing Class Y Shares will be converted into the Fund’s existing Institutional Shares. The existing Class Y Shares will operate through the close of business on October 31, 2022. When business opens on November 1, 2022, Class Y shareholders will be shareholders in the Fund’s Institutional Shares and will be subject to the eligible investor and minimum investment requirements for Institutional Shares as outlined in the Fund’s prospectus. There is no action required by shareholders to effect this re-designation and there will be no disruption to accounts as a result of the conversion.Accordingly, please delete all references and disclosure relating to the Fund’s Class Y Shares effective as of the start of business on November 1, 2022.2. The Shareholder Services/Account Administration Services Fee will be eliminated on the Fund’s Institutional Shares and the Rule 12b-1 Fee on the Fund’s Service Shares will no longer be incurred or paid until such time as approved by the Fund’s Trustees. Accordingly, in the “Fund Summary Information” section under “Risk/Return Summary: Fees and Expenses” please delete the Fund’s Fee Table and Example in their entirety and replace them with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Institutional Shares (IS) and Service Shares (SS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)IS1SSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneExchange FeeNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)IS1SSManagement Fee0.30%0.30%Distribution (12b-1) FeeNone0.00%[2]Other Expenses0.37%0.62%Total Annual Fund Operating Expenses0.67%0.92%Fee Waivers and/or Expense Reimbursements[3](0.30)%(0.30)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.37%0.62%1Effective at the open of business November 1, 2022, the Fund’s Y Shares (“Y class”) were re-designated as Institutional Shares (“IS class”). References herein refer to the new class designation unless otherwise noted.2The Fund has adopted a Distribution (12b-1) Plan for its SS class pursuant to which the SS class of the Fund may incur or pay a Distribution (12b-1) fee of up to a maximum amount of 0.25%. Effective November 1, 2022, the fee will not be incurred or paid by the SS class of the Fund. The SS class of the Fund will not incur or pay such a Distribution (12b-1) fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective November 1, 2022, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.36% and 0.61% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsIS$68$214$373$835SS$94$293$509$1,1313. Under the section “What Do Shares Cost?” please delete the sub-section “Commissions on Certain Shares” in it is entirety and replace it with the following:“COMMISSIONS ON CERTAIN SHARESThe Fund does not charge any front-end load, deferred sales charge or other asset-based fee for sales or distribution of IS or SS Shares. However, if you purchase IS or SS Shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker.Because the Fund is not a party to any such commission arrangement between you and your broker, any purchases and redemptions of IS or SS Shares will be made at the applicable net asset value (before imposition of the sales commission). Any such commissions charged by a broker are not reflected in the fees and expenses listed in the “Risk/Return Summary: Fees and Expenses” section of the Fund’s Prospectus and described above nor are they reflected in the “Performance: Bar Chart and Table,” because they are not charged by the Fund.Shares of the Fund are available in other share classes that have different fees and expenses.”4. Under “Payments to Financial Intermediaries”, please delete the sub-sections “Rule 12b-1 Fees,” “Service Fees,” “Account Administration Fees” and “Additional Payments to Financial Intermediaries” in their entirety and replace them with the following:“RULE 12b-1 FEESSS ClassThe Board has adopted a Rule 12b-1 Plan, which allows payment of marketing fees of up to 0.25% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s SS class. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. The Fund’s SS class has no present intention of paying, accruing or incurring any Rule 12b-1Fees until such time as approved by the Fund’s Board of Trustees. Federated Hermes and its subsidiaries may benefit or sustain losses from such arrangements. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and/or marketing fees.”“SERVICE FEESSS ClassThe SS class may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts.Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.”“ACCOUNT ADMINISTRATION FEESSS ClassThe SS class may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker- dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.”“ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIESThe Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries receive such payments, and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s Prospectus and described above because they are not paid by the Fund.These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated Hermes funds, within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. In addition, as discussed above in “Commissions on Certain Shares,” if you purchase IS or SS Shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.”5. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES SHORT-TERM GOVERNMENT FUND – IS CLASSANNUAL EXPENSE RATIO: 0.67%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$68.45$10,433.002$10,433.00$521.65$10,954.65$71.41$10,884.753$10,884.75$544.24$11,428.99$74.51$11,356.064$11,356.06$567.80$11,923.86$77.73$11,847.785$11,847.78$592.39$12,440.17$81.10$12,360.796$12,360.79$618.04$12,978.83$84.61$12,896.017$12,896.01$644.80$13,540.81$88.27$13,454.418$13,454.41$672.72$14,127.13$92.10$14,036.999$14,036.99$701.85$14,738.84$96.08$14,644.7910$14,644.79$732.24$15,377.03$100.24$15,278.91Cumulative$6,095.73$834.50FEDERATED HERMES SHORT-TERM GOVERNMENT FUND – SS CLASSANNUAL EXPENSE RATIO: 0.92%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$93.88$10,408.002$10,408.00$520.40$10,928.40$97.71$10,832.653$10,832.65$541.63$11,374.28$101.69$11,274.624$11,274.62$563.73$11,838.35$105.84$11,734.625$11,734.62$586.73$12,321.35$110.16$12,213.396$12,213.39$610.67$12,824.06$114.66$12,711.707$12,711.70$635.59$13,347.29$119.33$13,230.348$13,230.34$661.52$13,891.86$124.20$13,770.149$13,770.14$688.51$14,458.65$129.27$14,331.9610$14,331.96$716.60$15,048.56$134.54$14,916.70Cumulative$6,025.38$1,131.28August 19, 2022Federated Hermes Short-Term Government Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorQ455786 (8/22)© 2022 Federated Hermes, Inc.Federated Hermes Short-Term Government FundA Portfolio of Federated Hermes Short-Term Government TrustINSTITUTIONAL SHARES (TICKER FSGVX)
SERVICE SHARES (TICKER FSGIX)
CLASS Y SHARES (TICKER FSGTX)SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2022On August 11, 2022, the Board of Trustees (the “Trustees”) of Federated Hermes Short-Term Government Trust (the “Trust”) approved the following changes for the Trust’s sole portfolio, Federated Hermes Short-Term Government Fund (the “Fund”), effective as of the start of business on November 1, 2022.1. The Fund’s existing Class Y Shares will be converted into the Fund’s existing Institutional Shares. The existing Class Y Shares will operate through the close of business on October 31, 2022. When business opens on November 1, 2022, Class Y shareholders will be shareholders in the Fund’s Institutional Shares and will be subject to the eligible investor and minimum investment requirements for Institutional Shares as outlined in the Fund’s prospectus. There is no action required by shareholders to effect this redesignation and there will be no disruption to accounts as a result of the conversion.Accordingly, please delete all references and disclosure relating to the Fund’s Class Y Shares effective as of the start of business on November 1, 2022.2. Under the section “How is the Fund Organized?” please delete the disclosure in its entirety and replace it with the following:Federated Hermes Short-Term Government Trust (the “Trust”) is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 3, 1984. The Trust consists of one portfolio, Federated Hermes Short-Term Government Fund (the “Fund”). Effective June 26, 2020, the Trust changed its name from Federated U.S. Government Securities Fund: 1-3 Years to Federated Hermes Short-Term Government Trust and the Fund changed its name from Federated U.S. Government Securities Fund: 1-3 Years to Federated Hermes Short-Term Government Fund.The Board of Trustees (“Board”) has established three classes of shares of the Fund, known as Institutional Shares, Service Shares and Class Y Shares. Effective as of the start of business on November 1, 2022, the Fund’s Class Y Shares converted into the Fund’s Institutional Shares. This SAI relates to all classes of Shares. The Fund’s investment adviser is Federated “Investment Management Company (“Adviser”).”3. Under the section “How is the Fund Sold?” please delete the sub-section “Rule 12b-1 Plan (Service Shares)” in its entirety and replace it with the following:“RULE 12b-1 PLAN (SERVICE SHARES)As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund’s service providers that receive asset-based fees also benefit from stable or increasing Fund assets.The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.Regarding the Fund’s SS Shares, the SS Shares of the Fund currently do not accrue, pay or incur any Rule 12b-1 Plan fees, although the Board of Trustees has adopted a Plan that permits the SS Shares of the Fund to accrue, pay and incur a Rule 12b-1 Plan fees of up to a maximum amount of 0.25%, or some lesser amount as the Board of Directors shall approve from time to time. The SS Shares of the Fund will not accrue, pay or incur such Rule 12b-1 Plan fees until such time as approved by the Fund’s Board of Trustees.”August 19, 2022Federated Hermes Short-Term Government Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorQ455780 (8/22)© 2022 Federated Hermes, Inc.
Federated Hermes Short-Term Government Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Short-Term Government FundA Portfolio of Federated Hermes Short-Term Government TrustINSTITUTIONAL SHARES (TICKER FSGVX)
SERVICE SHARES (TICKER FSGIX)
CLASS Y SHARES (TICKER FSGTX)SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2022On August 11, 2022, the Board of Trustees (the “Trustees”) of Federated Hermes Short-Term Government Trust (the “Trust”) approved the following changes for the Trust’s sole portfolio Federated Hermes Short-Term Government Fund (the “Fund”) effective as of the start of business on November 1, 2022.1. The Fund’s existing Class Y Shares will be converted into the Fund’s existing Institutional Shares. The existing Class Y Shares will operate through the close of business on October 31, 2022. When business opens on November 1, 2022, Class Y shareholders will be shareholders in the Fund’s Institutional Shares and will be subject to the eligible investor and minimum investment requirements for Institutional Shares as outlined in the Fund’s prospectus. There is no action required by shareholders to effect this re-designation and there will be no disruption to accounts as a result of the conversion.Accordingly, please delete all references and disclosure relating to the Fund’s Class Y Shares effective as of the start of business on November 1, 2022.2. The Shareholder Services/Account Administration Services Fee will be eliminated on the Fund’s Institutional Shares and the Rule 12b-1 Fee on the Fund’s Service Shares will no longer be incurred or paid until such time as approved by the Fund’s Trustees. Accordingly, in the “Fund Summary Information” section under “Risk/Return Summary: Fees and Expenses” please delete the Fund’s Fee Table and Example in their entirety and replace them with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Institutional Shares (IS) and Service Shares (SS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)IS1SSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneExchange FeeNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)IS1SSManagement Fee0.30%0.30%Distribution (12b-1) FeeNone0.00%[2]Other Expenses0.37%0.62%Total Annual Fund Operating Expenses0.67%0.92%Fee Waivers and/or Expense Reimbursements[3](0.30)%(0.30)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.37%0.62%1Effective at the open of business November 1, 2022, the Fund’s Y Shares (“Y class”) were re-designated as Institutional Shares (“IS class”). References herein refer to the new class designation unless otherwise noted.2The Fund has adopted a Distribution (12b-1) Plan for its SS class pursuant to which the SS class of the Fund may incur or pay a Distribution (12b-1) fee of up to a maximum amount of 0.25%. Effective November 1, 2022, the fee will not be incurred or paid by the SS class of the Fund. The SS class of the Fund will not incur or pay such a Distribution (12b-1) fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective November 1, 2022, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.36% and 0.61% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsIS$68$214$373$835SS$94$293$509$1,1313. Under the section “What Do Shares Cost?” please delete the sub-section “Commissions on Certain Shares” in it is entirety and replace it with the following:“COMMISSIONS ON CERTAIN SHARESThe Fund does not charge any front-end load, deferred sales charge or other asset-based fee for sales or distribution of IS or SS Shares. However, if you purchase IS or SS Shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker.Because the Fund is not a party to any such commission arrangement between you and your broker, any purchases and redemptions of IS or SS Shares will be made at the applicable net asset value (before imposition of the sales commission). Any such commissions charged by a broker are not reflected in the fees and expenses listed in the “Risk/Return Summary: Fees and Expenses” section of the Fund’s Prospectus and described above nor are they reflected in the “Performance: Bar Chart and Table,” because they are not charged by the Fund.Shares of the Fund are available in other share classes that have different fees and expenses.”4. Under “Payments to Financial Intermediaries”, please delete the sub-sections “Rule 12b-1 Fees,” “Service Fees,” “Account Administration Fees” and “Additional Payments to Financial Intermediaries” in their entirety and replace them with the following:“RULE 12b-1 FEESSS ClassThe Board has adopted a Rule 12b-1 Plan, which allows payment of marketing fees of up to 0.25% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s SS class. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. The Fund’s SS class has no present intention of paying, accruing or incurring any Rule 12b-1Fees until such time as approved by the Fund’s Board of Trustees. Federated Hermes and its subsidiaries may benefit or sustain losses from such arrangements. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and/or marketing fees.”“SERVICE FEESSS ClassThe SS class may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts.Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.”“ACCOUNT ADMINISTRATION FEESSS ClassThe SS class may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker- dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.”“ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIESThe Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries receive such payments, and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s Prospectus and described above because they are not paid by the Fund.These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund’s and/or other Federated Hermes funds’ relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated Hermes funds, within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. In addition, as discussed above in “Commissions on Certain Shares,” if you purchase IS or SS Shares through a broker acting solely as an agent on behalf of its customers, you may be required to pay a commission to the broker in an amount determined and separately disclosed to you by the broker. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.”5. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES SHORT-TERM GOVERNMENT FUND – IS CLASSANNUAL EXPENSE RATIO: 0.67%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$68.45$10,433.002$10,433.00$521.65$10,954.65$71.41$10,884.753$10,884.75$544.24$11,428.99$74.51$11,356.064$11,356.06$567.80$11,923.86$77.73$11,847.785$11,847.78$592.39$12,440.17$81.10$12,360.796$12,360.79$618.04$12,978.83$84.61$12,896.017$12,896.01$644.80$13,540.81$88.27$13,454.418$13,454.41$672.72$14,127.13$92.10$14,036.999$14,036.99$701.85$14,738.84$96.08$14,644.7910$14,644.79$732.24$15,377.03$100.24$15,278.91Cumulative$6,095.73$834.50FEDERATED HERMES SHORT-TERM GOVERNMENT FUND – SS CLASSANNUAL EXPENSE RATIO: 0.92%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$93.88$10,408.002$10,408.00$520.40$10,928.40$97.71$10,832.653$10,832.65$541.63$11,374.28$101.69$11,274.624$11,274.62$563.73$11,838.35$105.84$11,734.625$11,734.62$586.73$12,321.35$110.16$12,213.396$12,213.39$610.67$12,824.06$114.66$12,711.707$12,711.70$635.59$13,347.29$119.33$13,230.348$13,230.34$661.52$13,891.86$124.20$13,770.149$13,770.14$688.51$14,458.65$129.27$14,331.9610$14,331.96$716.60$15,048.56$134.54$14,916.70Cumulative$6,025.38$1,131.28August 19, 2022Federated Hermes Short-Term Government Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorQ455786 (8/22)© 2022 Federated Hermes, Inc.Federated Hermes Short-Term Government FundA Portfolio of Federated Hermes Short-Term Government TrustINSTITUTIONAL SHARES (TICKER FSGVX)
SERVICE SHARES (TICKER FSGIX)
CLASS Y SHARES (TICKER FSGTX)SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2022On August 11, 2022, the Board of Trustees (the “Trustees”) of Federated Hermes Short-Term Government Trust (the “Trust”) approved the following changes for the Trust’s sole portfolio, Federated Hermes Short-Term Government Fund (the “Fund”), effective as of the start of business on November 1, 2022.1. The Fund’s existing Class Y Shares will be converted into the Fund’s existing Institutional Shares. The existing Class Y Shares will operate through the close of business on October 31, 2022. When business opens on November 1, 2022, Class Y shareholders will be shareholders in the Fund’s Institutional Shares and will be subject to the eligible investor and minimum investment requirements for Institutional Shares as outlined in the Fund’s prospectus. There is no action required by shareholders to effect this redesignation and there will be no disruption to accounts as a result of the conversion.Accordingly, please delete all references and disclosure relating to the Fund’s Class Y Shares effective as of the start of business on November 1, 2022.2. Under the section “How is the Fund Organized?” please delete the disclosure in its entirety and replace it with the following:Federated Hermes Short-Term Government Trust (the “Trust”) is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 3, 1984. The Trust consists of one portfolio, Federated Hermes Short-Term Government Fund (the “Fund”). Effective June 26, 2020, the Trust changed its name from Federated U.S. Government Securities Fund: 1-3 Years to Federated Hermes Short-Term Government Trust and the Fund changed its name from Federated U.S. Government Securities Fund: 1-3 Years to Federated Hermes Short-Term Government Fund.The Board of Trustees (“Board”) has established three classes of shares of the Fund, known as Institutional Shares, Service Shares and Class Y Shares. Effective as of the start of business on November 1, 2022, the Fund’s Class Y Shares converted into the Fund’s Institutional Shares. This SAI relates to all classes of Shares. The Fund’s investment adviser is Federated “Investment Management Company (“Adviser”).”3. Under the section “How is the Fund Sold?” please delete the sub-section “Rule 12b-1 Plan (Service Shares)” in its entirety and replace it with the following:“RULE 12b-1 PLAN (SERVICE SHARES)As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund’s service providers that receive asset-based fees also benefit from stable or increasing Fund assets.The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.Regarding the Fund’s SS Shares, the SS Shares of the Fund currently do not accrue, pay or incur any Rule 12b-1 Plan fees, although the Board of Trustees has adopted a Plan that permits the SS Shares of the Fund to accrue, pay and incur a Rule 12b-1 Plan fees of up to a maximum amount of 0.25%, or some lesser amount as the Board of Directors shall approve from time to time. The SS Shares of the Fund will not accrue, pay or incur such Rule 12b-1 Plan fees until such time as approved by the Fund’s Board of Trustees.”August 19, 2022Federated Hermes Short-Term Government Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorQ455780 (8/22)© 2022 Federated Hermes, Inc.